Financial Liabilities (Non-Current and Current) - Additional Information (Detail) € in Thousands						12 Months Ended
	Jan. 16, 2018 EUR (€)	Dec. 21, 2017 EUR (€)	Apr. 10, 2017 EUR (€)	Dec. 14, 2015 EUR (€)	Jul. 30, 2014 EUR (€)	Dec. 31, 2017 EUR (€) CreditFacility	Dec. 31, 2016 EUR (€)
Disclosure of financial liabilities [line items]
Nominal repayment amount of bonds and convertible bonds						€ 21,775,000	€ 22,417,000
Decrease in repayment due to new issue						642,000
Long term amount due to banks						3,798,000	5,461,000
Decrease in long term due to banks						1,663,000
Short term amount due to banks						2,183,000	1,072,000
Current portion of long term due to banks						1,282,000
Long term other financial payables						161,000
Long term other financial payables							306,000
Decrease in long term other financial payables						145,000
Amount of loan				€ 500,000
Long term finance lease liabilities						2,249,000	2,444,000
Short term finance lease liabilities						€ 181,000	192,000
Financial assets pledged as collateral for liabiliities or contingent liabilities				€ 1,650
Number of revolving credit facility | CreditFacility						2
Revolving credit facility	€ 5,000,000
Maturity of facility	5 years
Top of range [member]
Disclosure of financial liabilities [line items]
Interest of loan				35.00%
TIM S.p.A. [member]
Disclosure of financial liabilities [line items]
Maturity period	December 2018	July 2020
Early repayment of debt	€ 2,000,000	€ 150,000
Debt residual principal		€ 75,000
Revolving Credit Facilities expiring May 24, 2019 [Member]
Disclosure of financial liabilities [line items]
Revolving credit facility						€ 4,000,000
Maturity of facility						Expiring May 24, 2019
Revolving Credit Facilities Expiring March 25, 2020 [Member]
Disclosure of financial liabilities [line items]
Revolving credit facility						€ 3,000,000
Maturity of facility						March 25, 2020
bilateral term loans expiring in November 2019 [member]
Disclosure of financial liabilities [line items]
Maturity period						November 2019
Term loan						€ 134,000
Bilateral term loans expiring in July 2020 [member]
Disclosure of financial liabilities [line items]
Maturity period						July 2020
Term loan						€ 75,000
Hedging derivatives [member]
Disclosure of financial liabilities [line items]
Non-current derivative liabilities						1,914,000	1,876,000
Current derivative liabilities						71,000	69,000
Non- hedging derivatives [member]
Disclosure of financial liabilities [line items]
Non-current derivative liabilities						5,000	13,000
Current derivative liabilities						4,000
Decrease in derivative liabilities						7,000	11,000
TELECOM ITALIA FINANCE S.A. [Member]
Disclosure of financial liabilities [line items]
Amount of loan			€ 20,000,000
Maturity period			April 2019
European investment bank [member]
Disclosure of financial liabilities [line items]
Nominal repayment amount of bonds and convertible bonds						1,950,000
Direct risk in loan				€ 500,000	€ 300,000	800,000
Secured loan amount						€ 1,150,000
Nominal amount of hedging instrument					1,150,000,000
Financial assets pledged as collateral for liabiliities or contingent liabilities				€ 1,350,000
Banca regionale europea [member] | Bilateral term loans expiring in July 2019 [member]
Disclosure of financial liabilities [line items]
Maturity period						July 2019
Term loan						€ 200,000
I C B C [member]
Disclosure of financial liabilities [line items]
Maturity period						July 2020
Term loan						€ 120,000
Intesa Sanpaolo [member] | Bilateral Term Loans Expiring in August 2021 [Member]
Disclosure of financial liabilities [line items]
Maturity period						August 2021
Term loan						€ 200,000
Intesa Sanpaolo [member] | Bilateral term loans expiring in December 2018 [member]
Disclosure of financial liabilities [line items]
Maturity period						December 2018
Term loan						€ 2,000,000
Intesa Sanpaolo [member] | Hot money expiring in February 2018 [member]
Disclosure of financial liabilities [line items]
Maturity period						December 2018
Term loan						€ 200,000
Banca Popolaredell Emilia Romagna [member] | Hot money matured on February 15, 2018 [member]
Disclosure of financial liabilities [line items]
Maturity period						February 15, 2018
Term loan						€ 250,000
Convertible Bonds Payable in Euros Due 2022 [member]
Disclosure of financial liabilities [line items]
Unsecured equity-linked bond of convertible bonds						€ 2,000,000
Coupon rate						1.125%
Decrease in repayment due to new issue						€ 2,000,000	€ 2,000,000